Fair Value - Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial Assets [Abstract]
Cash and cash equivalents	$ 39,251	$ 27,321	$ 37,689	$ 48,412
Available for sale securities, at fair value	173,040	170,220
Loans held for sale	747	1,764
Loans and Leases Receivable, Net Amount	1,044,864	1,047,410
Federal Home Loan Bank Stock	10,333	13,109
Accrued interest receivable	3,853	4,021
Financial Liabilities [Abstract]
Deposits	1,010,713	984,749
Mortgagors' and investors' escrow accounts	3,600	3,214
Federal Home Loan Bank advances	148,277	176,272
Junior subordinated debt owed to unconsolidated trust	8,248	8,248
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Financial Assets [Abstract]
Cash and cash equivalents	39,251	27,321
Available for sale securities, at fair value	173,040	170,220
Loans held for sale	747	1,764
Loans and Leases Receivable, Net Amount	1,044,864	1,047,410
Federal Home Loan Bank Stock	10,333	13,109
Accrued interest receivable	3,853	4,021
Financial Liabilities [Abstract]
Deposits	1,010,713	984,749
Mortgagors' and investors' escrow accounts	3,600	3,214
Federal Home Loan Bank advances	148,277	176,272
Junior subordinated debt owed to unconsolidated trust	8,248	8,248
Derivative Assets [Abstract]
Derivative Loan Commitments	59	14
Forward Sale Loan Commitments, Asset		8
Derivative Liabilities [Abstract]
Interest Rate Derivative Liabilities, at Fair Value	271	486
Estimate of Fair Value, Fair Value Disclosure [Member]
Financial Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	39,251	27,321
Available for sale securities, Fair Value Disclosure	173,040	170,220
Loans Held-for-sale, Fair Value Disclosure	747	1,766
Loans Receivable, Fair Value Disclosure	1,063,121	1,050,834
Federal Home Loan Bank Stock, Fair Value Disclosure	10,333	13,109
Accrued interest receivable, Fair Value Disclosure	3,853	4,021
Financial Liabilities [Abstract]
Deposits, Fair Value Disclosure	1,013,614	987,705
Mortgagors' and investors' escrow accounts, Fair Value Disclosure	3,600	3,214
Federal Home Loan Bank Borrowings, Fair Value Disclosure	149,380	178,448
Junior subordinated debt owed to unconsolidated trust, Fair Value Disclosure	5,815	6,337
Derivative Assets [Abstract]
Derivative Loan Commitments	59	14
Forward Sale Loan Commitments, Asset		8
Derivative Liabilities [Abstract]
Interest Rate Derivative Liabilities, at Fair Value	271	486
Fair Value, Inputs, Level 1 [Member]
Financial Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	39,251	27,321
Available for sale securities, Fair Value Disclosure	21,001	8,975
Loans Held-for-sale, Fair Value Disclosure	0	0
Loans Receivable, Fair Value Disclosure	0	0
Federal Home Loan Bank Stock, Fair Value Disclosure	0	0
Accrued interest receivable, Fair Value Disclosure	0	0
Financial Liabilities [Abstract]
Deposits, Fair Value Disclosure	0	0
Mortgagors' and investors' escrow accounts, Fair Value Disclosure	0	0
Federal Home Loan Bank Borrowings, Fair Value Disclosure	0	0
Junior subordinated debt owed to unconsolidated trust, Fair Value Disclosure	0	0
Derivative Assets [Abstract]
Derivative Loan Commitments	0	0
Forward Sale Loan Commitments, Asset		0
Derivative Liabilities [Abstract]
Interest Rate Derivative Liabilities, at Fair Value	0	0
Fair Value, Inputs, Level 2 [Member]
Financial Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Available for sale securities, Fair Value Disclosure	150,858	160,054
Loans Held-for-sale, Fair Value Disclosure	0	0
Loans Receivable, Fair Value Disclosure	0	0
Federal Home Loan Bank Stock, Fair Value Disclosure	0	0
Accrued interest receivable, Fair Value Disclosure	0	0
Financial Liabilities [Abstract]
Deposits, Fair Value Disclosure	0	0
Mortgagors' and investors' escrow accounts, Fair Value Disclosure	0	0
Federal Home Loan Bank Borrowings, Fair Value Disclosure	149,380	178,448
Junior subordinated debt owed to unconsolidated trust, Fair Value Disclosure	5,815	6,337
Derivative Assets [Abstract]
Derivative Loan Commitments	0	0
Forward Sale Loan Commitments, Asset		0
Derivative Liabilities [Abstract]
Interest Rate Derivative Liabilities, at Fair Value	271	486
Fair Value, Inputs, Level 3 [Member]
Financial Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Available for sale securities, Fair Value Disclosure	1,181	1,191
Loans Held-for-sale, Fair Value Disclosure	747	1,766
Loans Receivable, Fair Value Disclosure	1,063,121	1,050,834
Federal Home Loan Bank Stock, Fair Value Disclosure	10,333	13,109
Accrued interest receivable, Fair Value Disclosure	3,853	4,021
Financial Liabilities [Abstract]
Deposits, Fair Value Disclosure	1,013,614	987,705
Mortgagors' and investors' escrow accounts, Fair Value Disclosure	3,600	3,214
Federal Home Loan Bank Borrowings, Fair Value Disclosure	0	0
Junior subordinated debt owed to unconsolidated trust, Fair Value Disclosure	0	0
Derivative Assets [Abstract]
Derivative Loan Commitments	59	14
Forward Sale Loan Commitments, Asset		8
Derivative Liabilities [Abstract]
Interest Rate Derivative Liabilities, at Fair Value	$ 0	$ 0